Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended September 30,		Nine months ended September 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,685	$1,939	$8,042	$5,904
Interest cost	6,371	5,546	18,546	16,734
Expected return on plan assets	(4,600)	(4,366)	(13,150)	(13,098)
Amortization of unrealized losses	2,129	1,220	5,730	3,631
Net periodic benefit costs	$6,585	$4,339	$19,168	$13,171